Debt - Summary of Debt - Senior Secured Credit Facility (Details) $ in Thousands				6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 16, 2017	Apr. 06, 2017	Oct. 03, 2016 USD ($)	Jun. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt
Aggregate principal amount				$ 1,346,320	$ 1,342,484	$ 2,028,993	$ 2,060,700
Debt issuance costs and debt discounts						38,471
Write Down Of Deferred Financing Fees				7,718	7,718
Write-downs of original issues discount				1,406	1,406
Debt Instrument, Fair Value Disclosure				1,373,945	1,368,718	1,950,318
Term Loan Facility
Debt
Aggregate principal amount			$ 1,550,000	846,320	842,484	1,483,993	1,530,700
interest rates increase (decrease)			0.10%
Redemption (as a percent)			0.25%
Excess cash payment						31,378
Repayments of debt				630,000	630,000
Revolving Credit Facility
Debt
Aggregate principal amount			$ 175,000			45,000	30,000
Collateralized amount				1,985	1,935	2,002
Repayments of debt				20,000	20,000
Additional Repayment Of Debt				30,000	30,000
Letter of credit
Debt
Sublimit			25,000
Collateralized amount				38	36	38
Amended Term Loan Facility
Debt
Aggregate principal amount							1,534,539
interest rates increase (decrease)	0.10%	0.10%
Redemption (as a percent)	101.00%	101.00%
Debt issuance costs and debt discounts							$ 13,892
Percentage of step-down in margin							0.25
Senior Unsecured Notes
Debt
Aggregate principal amount			500,000	500,000	500,000	$ 500,000	$ 500,000
Redemption (as a percent)						100.00%
Collateralized amount				$ 9,639	$ 9,639	$ 9,639
Camelot Finance LP | Term Loan Facility
Debt
Aggregate principal amount			651,000
Camelot Cayman LP | Term Loan Facility
Debt
Aggregate principal amount			$ 899,000
LIBOR | Revolving Credit Facility
Debt
Interest rate spread (as a percentage)			3.25%
LIBOR | Amended Term Loan Facility
Debt
Interest rate spread (as a percentage)	3.25%	3.50%
Prime | Revolving Credit Facility
Debt
Interest rate spread (as a percentage)			2.25%
Prime | Amended Term Loan Facility
Debt
Interest rate spread (as a percentage)	2.25%	2.25%